Risk Management (Details) - Schedule of Allowance Sensibility - CLP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Schedule of Allowance Sensibility [Line Items]
Book value, assets	$ 596,720	$ 479,374
Expected credit loss allowance
Schedule of Allowance Sensibility [Line Items]
Book value, assets	(1,192,690)	(1,149,991)
Gross balance
Schedule of Allowance Sensibility [Line Items]
Book value, assets	$ 41,323,844	$ 40,811,886
Macro Economic
Schedule of Allowance Sensibility [Line Items]
Reported ECL Coverage	2.81%	2.81%
Macro Economic | Expected credit loss allowance
Schedule of Allowance Sensibility [Line Items]
Book value, assets	$ (1,193,854)	$ (1,150,116)
Macro Economic | Gross balance
Schedule of Allowance Sensibility [Line Items]
Book value, assets	$ 41,399,911	$ 40,917,268
Favorable scenario 1 | Macro Economic
Schedule of Allowance Sensibility [Line Items]
Reported ECL Coverage	2.61%	2.52%
Favorable scenario 1 | Macro Economic | Expected credit loss allowance
Schedule of Allowance Sensibility [Line Items]
Book value, assets	$ (1,082,296)	$ (1,032,708)
Base scenario | Macro Economic
Schedule of Allowance Sensibility [Line Items]
Reported ECL Coverage	2.80%	2.70%
Base scenario | Macro Economic | Expected credit loss allowance
Schedule of Allowance Sensibility [Line Items]
Book value, assets	$ (1,158,397)	$ (1,104,368)
Unfavorable scenario 2 | Macro Economic
Schedule of Allowance Sensibility [Line Items]
Reported ECL Coverage	2.98%	2.88%
Unfavorable scenario 2 | Macro Economic | Expected credit loss allowance
Schedule of Allowance Sensibility [Line Items]
Book value, assets	$ (1,234,421)	$ (1,176,477)
Unfavorable scenarios 2 | Macro Economic | Expected credit loss allowance
Schedule of Allowance Sensibility [Line Items]
Book value, assets	$ (1,284,831)	$ (1,224,340)
Favorable scenario 2 | Macro Economic
Schedule of Allowance Sensibility [Line Items]
Reported ECL Coverage	2.45%	2.37%
Favorable scenario 2 | Macro Economic | Expected credit loss allowance
Schedule of Allowance Sensibility [Line Items]
Book value, assets	$ (1,013,732)	$ (970,411)
Unfavorable scenario 1 | Macro Economic
Schedule of Allowance Sensibility [Line Items]
Reported ECL Coverage	3.10%	2.99%